Income taxes - Components of Income Tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax:
Current tax charge	€ 460	€ 323	€ 230
Adjustment in respect of current tax from prior periods	(37)	(53)	3
Total current tax	423	270	233
Deferred tax:
Relating to the origination and reversal of temporary differences	35	6	(73)
Adjustment in respect of deferred income tax from prior periods	(22)	(9)	(6)
Relating to changes in tax rates or the imposition of new taxes	0	127	43
Total deferred tax	13	124	(36)
Income tax charge per the consolidated income statement	€ 436	€ 394	€ 197